Share-Based Compensation (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	764,767	537,288	513,973	333,490
Weighted Average Remaining contractual life	6 years 4 months 24 days	4 years 10 months 2 days
Weighted average exercise price | $ / shares	$ 30.44	$ 44.45	$ 45.85	$ 64.26
12.25-14.42 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	470,693
Weighted Average Remaining contractual life	7 years 10 months 2 days
Weighted average exercise price | $ / shares	$ 13.6
26.88-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	145,354
Weighted Average Remaining contractual life	6 years 5 months 4 days
Weighted average exercise price | $ / shares	$ 35.95
12.25-37.52 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares		329,638
Weighted Average Remaining contractual life		6 years 2 months 8 days
Weighted average exercise price | $ / shares		$ 23.03
42.14-67.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	68,662	91,750
Weighted Average Remaining contractual life	2 years 10 months 6 days	3 years 8 months 4 days
Weighted average exercise price | $ / shares	$ 63.94	$ 63.07
90.23-96.32 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	80,058	115,900
Weighted Average Remaining contractual life	10 months 28 days	1 year 11 months 1 day
Weighted average exercise price | $ / shares	$ 90.65	$ 90.51